Suppliers and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of amount due to suppliers

December 31,	Notes	2025	2024
Third parties		5,331	4,004
Related parties	33(b)	234	230
Total		5,565	4,234

Schedule of supplier finance arrangements

December 31,	2025	2024
Carrying amount of accounts payable included in the Arrangements of which suppliers have already received payment	1,386	1,343
Carrying amount of accounts payable included in the Arrangements of which suppliers have not yet received payment	–	6
Total carrying amount relating to Arrangements with suppliers and other payables	1,386	1,349